united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 9/30

Date of reporting period: 12/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments | Aggressive Growth Fund
As of December 31, 2018 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 86.6%
	AEROSPACE/DEFENSE - 1.3%
4,144	HEICO Corp.	$321,077

	BANKS - 4.6%
10,855	CenterState Banks, Inc.	228,389
6,602	East West Bancorp, Inc.	287,385
1,482	SVB Financial Group *	281,462
8,861	Western Alliance Bancorp *	349,921
		1,147,157
	BIOTECHNOLOGY - 2.4%
1,348	Sage Therapeutics, Inc. *	129,125
2,852	Vertex Pharmaceuticals, Inc. *	472,605
		601,730
	CHEMICALS - 7.1%
7,750	Albemarle Corp.	597,293
4,170	FMC Corp.	308,413
2,915	Ingevity Corp. *	243,956
11,969	Mosaic Co.	349,615
1,506	Quaker Chemical Corp.	267,631
		1,766,908
	COMMERCIAL SERVICES - 10.8%
12,065	ASGN, Inc. *	657,543
1,918	FleetCor Technologies, Inc. *	356,211
6,681	Grand Canyon Education, Inc. *	642,311
1,271	Medifast, Inc.	158,900
3,530	Strategic Education, Inc.	400,373
4,526	United Rentals, Inc. *	464,051
		2,679,389
	COMPUTERS - 3.5%
19,033	Rapid7, Inc. *	593,068
4,999	Varonis Systems, Inc. *	264,447
		857,515
	ELECTRONICS - 3.2%
7,415	Fortive Corp.	501,699
8,795	Trimble, Inc. *	289,443
		791,142
	ENTERTAINMENT - 0.8%
983	Vail Resorts, Inc.	207,236

	FOOD - 1.4%
14,591	Sprouts Farmers Market, Inc. *	343,034

	HEALTHCARE - PRODUCTS - 13.0%
7,480	Henry Schein, Inc. *	587,330
1,407	ICU Medical, Inc. *	323,089
2,179	Inogen, Inc. *	270,566
9,142	Insulet Corp. *	725,143
3,809	LivaNova PLC *	348,409
5,326	Quidel Corp. *	260,015
2,743	Teleflex, Inc.	709,011
		3,223,563
	HEALTHCARE - SERVICES - 1.1%
4,260	Encompass Health Corp.	262,842

	INSURANCE - 1.1%
9,974	American Equity Investment Life Holding Co.	278,674

	INTERNET - 10.2%
10,001	GoDaddy, Inc. *	656,266
4,098	Palo Alto Networks, Inc. *	771,858

Schedule of Investments | Aggressive Growth Fund
As of December 31, 2018 (Unaudited) (Continued)

Shares		Fair Value

	INTERNET (continued) - 10.2%
2,095	Proofpoint, Inc. *	$175,582
10,985	RingCentral, Inc. - Class A *	905,603
		2,509,309
	MACHINERY - CONSTRUCTION & MINING - 1.5%
5,885	Oshkosh Corp.	360,809

	MACHINERY - DIVERSIFIED - 1.1%
3,247	Kadant, Inc.	264,501

	OIL & GAS - 0.9%
2,080	Concho Resources, Inc. *	213,803

	PHARMACEUTICALS - 3.6%
4,033	PRA Health Sciences, Inc. *	370,875
3,469	Sarepta Therapeutics, Inc. *	378,572
3,966	Zogenix, Inc. *	144,600
		894,047
	RETAIL - 5.1%
2,274	Burlington Stores, Inc. *	369,912
6,746	Ollie’s Bargain Outlet Holdings, Inc. *	448,677
7,250	Texas Roadhouse, Inc.	432,825
		1,251,414
	SEMICONDUCTORS - 5.0%
22,659	Advanced Micro Devices, Inc. *	418,285
4,108	Monolithic Power System, Inc.	477,555
4,782	NXP Semiconductors NV	350,425
		1,246,265
	SOFTWARE - 6.9%
6,969	Fidelity National Information Services, Inc.	714,671
6,132	InterXion Holding NV *	332,109
7,742	ManTech International Corp.	404,868
1,643	MSCI, Inc.	242,228
		1,693,876
	TELECOMMUNICATIONS - 2.0%
55,573	Vonage Holdings Corp. *	485,152

	TOTAL COMMON STOCK (Cost $22,117,221)	21,399,443

	REITs - 1.8%
5,210	CyrusOne, Inc.	275,505
10,425	Easterly Government Properties, Inc.	163,464
	TOTAL REITS (Cost $477,566)	438,969

	MONEY MARKET FUND - 11.8%
2,907,425	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.25% (A)
	(Cost $2,907,425)	2,907,425

	TOTAL INVESTMENTS - 100.2% (Cost $25,502,212)	$24,745,837
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.2)%	(39,725)
	NET ASSETS - 100.0%	$24,706,112

*	Non-income producing securities.

PLC - Public Limited Co.

REITs - Real Estate Investment Trust.

(A)	Variable rate security; the rate shown represents the yield at December 31, 2018.

Schedule of Investments | International Fund
As of December 31, 2018 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 96.4%
	APPAREL - 1.4%
187,360	Prada SpA (ADR)	$1,232,829

	AUTO PARTS & EQUIPMENT - 2.8%
30,400	Magna International, Inc. - Class A	1,381,680
70,800	Valeo SA (ADR)	1,032,264
		2,413,944
	BANKS - 11.4%
41,839	DBS Group Holdings Ltd. (ADR)	2,917,224
124,000	DNB ASA (ADR)	1,982,140
72,500	Intesa Sanpaola SpA (ADR)	972,950
82,600	KBC Group NV (ADR)	2,639,896
462,000	Mizuho Financial Group, Inc. (ADR)	1,386,000
		9,898,210
	BIOTECHNOLOGY - 2.2%
11,000	Shire PLC (ADR)	1,914,440

	BUILDING MATERIALS - 1.3%
52,600	Xinyi Glass Holdings Ltd. (ADR)	1,148,626

	CHEMICALS - 2.4%
24,600	Arkema SA (ADR)	2,090,385

	COMMERCIAL SERVICES - 1.6%
16,600	Ashtead Group PLC (ADR)	1,392,076

	COSMETICS - 0.9%
12,000	Shiseido Co. Ltd. (ADR)	756,120

	DIVERSIFIED FINANCIAL SERVICES - 3.6%
44,100	ORIX Corp. (ADR)	3,155,355

	ELECTRIC - 0.6%
68,900	Power Assets Holdings Ltd. (ADR)	480,233

	ELECTRONICS - 1.9%
28,700	Orbotech Ltd. *	1,622,698

	ENGINEERING & CONSTRUCTION - 3.2%
137,000	Vinci SA (ADR)	2,809,870

	FOOD - 5.1%
18,000	Kerry Group PLC (ADR)	1,816,650
125,000	Marine Harvest ASA (ADR)	2,648,750
		4,465,400
	FOREST PRODUCTS & PAPER - 0.5%
10,000	Mondi PLC (ADR)	441,900

	HAND/MACHINE TOOLS - 3.4%
114,650	Techtronic Industries Co. (ADR)	3,009,563

	HEALTHCARE - PRODUCTS - 2.5%
58,000	Smith & Nephew PLC (ADR)	2,168,040

	HEALTHCARE - SERVICES - 2.1%
58,000	Fresenius Medical Care AG & Co. (ADR)	1,878,620

	HOME BUILDERS - 1.0%
58,000	Sekisui House Ltd. (ADR)	855,790

Schedule of Investments | International Fund
As of December 31, 2018 (Unaudited) (Continued)

Shares		Fair Value

	INSURANCE - 7.0%
60,300	Ageas (ADR)	$2,696,013
75,000	AIA Group Ltd. (ADR)	2,466,000
44,200	Muenchener Rueckversicherungs AG (ADR)	965,770
		6,127,783
	INTERNET - 7.2%
64,800	Tencent Holdings Ltd. (ADR)	2,557,656
36,000	Weibo Corp. (ADR) *	2,103,480
58,700	Yandex NV *	1,605,445
		6,266,581
	MACHINERY - CONSTRUCTION & MINING - 3.1%
53,500	Atlas Copco AB (ADR)	1,170,045
70,600	Komatsu Ltd. (ADR)	1,520,724
		2,690,769
	MACHINERY - DIVERSIFIED - 0.5%
47,000	CNH Industrial NV	432,870

	MINING - 1.6%
29,000	Rio Tinto PLC (ADR)	1,405,920

	MISCELLANEOUS MANUFACTURING - 1.8%
41,138	FUJIFILM Holdings Corp. (ADR)	1,602,736

	OIL & GAS - 5.2%
55,100	Eni SpA (ADR)	1,735,650
131,000	EQUINOR ASA (ADR)	2,773,270
		4,508,920
	OIL & GAS SERVICES - 1.2%
55,600	Technip SA *	1,088,648

	PHARMACEUTICALS - 2.0%
55,500	Ipsen SA (ADR)	1,775,445

	RETAIL - 1.4%
152,400	Arcos Dorados Holdings, Inc.	1,203,960

	SEMICONDUCTORS - 1.8%
8,500	Mellanox Technologies Ltd. *	785,230
10,500	NXP Semiconductors NV	769,440
		1,554,670
	SOFTWARE - 4.6%
34,200	Amadeus IT Holdings SA (ADR)	2,394,513
50,140	Open Text Corp.	1,634,564
		4,029,077
	TELECOMMUNICATIONS - 6.8%
57,000	BT Group PLC (ADR)	866,400
18,600	Nice Ltd. (ADR) *	2,012,706
63,900	Nippon Telegraph & Telephone Corp. (ADR)	2,596,896
75,000	Nokia OYJ (ADR)	436,500
		5,912,502
	TRANSPORTATION - 2.6%
12,800	Canadian Pacific Railway Ltd.	2,273,536

	TRUCKING & LEASING - 1.7%
36,600	AerCap Holdings NV *	1,449,360

	TOTAL COMMON STOCK (Cost $86,607,157)	84,056,876

	MONEY MARKET FUND - 3.5%
3,073,005	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.25% (A)	3,073,005
	(Cost $3,073,005)

	TOTAL INVESTMENTS - 99.9% (Cost $89,680,162)	$87,129,881
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.1%	57,282
	NET ASSETS - 100.0%	$87,187,163

*	Non-income producing securities.

ADR - American Depositary Receipt.

PLC - Public Limited Co.

(A)	Variable rate security; the rate shown represents the yield at December 31, 2018.

Schedule of Investments | International Fund
As of December 31, 2018 (Unaudited) (Continued)

Diversification of Assets
Country	% of Net Assets
Japan	13.6%
Britain	8.9%
France	8.8%
Norway	8.5%
Hong Kong	8.2%
Belgium	6.1%
Canada	6.1%
China	5.4%
Israel	5.1%
Italy	4.5%
Ireland	3.7%
Singapore	3.3%
Germany	3.3%
Spain	2.8%
United States	2.2%
Russia	1.8%
Uruguay	1.4%
Sweden	1.3%
Netherlands	0.9%
Finland	0.5%
Total	96.4%
Money Market Fund	3.5%
Other Assets Less Liabilities - Net	0.1%
Grand Total	100.0%

Schedule of Investments | Large/Mid Cap Growth Fund
As of December 31, 2018 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 92.3%
	AEROSPACE/DEFENSE - 1.9%
9,596	General Dynamics Corp.	$1,508,587

	BANKS - 3.3%
21,660	East West Bancorp, Inc.	942,860
5,701	SVB Financial Group *	1,082,734
13,298	Western Alliance Bancorp *	525,138
		2,550,732
	BIOTECHNOLOGY - 1.7%
2,791	Sage Therapeutics, Inc. *	267,350
6,321	Vertex Pharmaceuticals, Inc. *	1,047,453
		1,314,803
	CHEMICALS - 3.2%
11,822	Albemarle Corp.	911,121
8,965	FMC Corp.	663,051
11,161	LyondellBasell Industries NV	928,149
		2,502,321
	COMMERCIAL SERVICES - 1.4%
6,277	Grand Canyon Education, Inc. *	603,471
2,273	MarketAxess Holdings, Inc.	480,308
		1,083,779
	COMPUTERS - 4.8%
11,090	Nutanix, Inc. *	461,233
47,853	Rapid7, Inc. *	1,491,099
17,329	Varonis Systems, Inc. *	916,704
24,462	Western Digital Corp.	904,360
		3,773,396
	DIVERSIFIED FINANCIAL SERVICES - 2.5%
26,415	Intercontinental Exchange, Inc.	1,989,842

	ELECTRIC - 1.3%
35,693	PPL Corp.	1,011,183

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.5%
19,796	Emerson Electric Co.	1,182,811

	ELECTRONICS - 6.9%
18,298	Amphenol Corp. - Class A	1,482,504
12,459	Fortive Corp.	842,976
17,459	Honeywell International, Inc.	2,306,683
6,795	Keysight Technologies, Inc. *	421,834
11,762	Trimble, Inc. *	387,087
		5,441,084
	ENTERTAINMENT - 0.5%
2,147	Vail Resorts, Inc.	452,630

	FOOD - 2.1%
11,686	McCormick & Co., Inc.	1,627,159

	HEALTHCARE - PRODUCTS - 6.7%
1,167	ABIOMED, Inc. *	379,322
4,680	Edwards Lifesciences Corp. *	716,836
19,519	Henry Schein, Inc. *	1,532,632
6,949	Insulet Corp. *	551,195
1,751	Intuitive Surgical, Inc. *	838,589
4,647	Teleflex, Inc.	1,201,156
		5,219,730

Schedule of Investments | Large/Mid Cap Growth Fund
As of December 31, 2018 (Unaudited) (Continued)

Shares		Fair Value

	HEALTHCARE - SERVICES - 1.3%
8,512	Centene Corp. *	$981,434

	INSURANCE - 2.3%
24,487	Arthur J. Gallagher & Co.	1,804,692

	INTERNET - 5.2%
28,267	CDW Corp.	2,291,040
4,337	GrubHub, Inc. *	333,125
7,535	Palo Alto Networks, Inc. *	1,419,217
		4,043,382
	MACHINERY - CONSTRUCTION & MINING - 2.5%
9,994	Caterpillar, Inc.	1,269,937
10,772	Oshkosh Corp.	660,431
		1,930,368
	MACHINERY - DIVERSIFIED - 1.0%
13,140	Xylem, Inc.	876,701

	OIL & GAS - 3.7%
3,172	Concho Resources, Inc. *	326,050
32,071	ConocoPhillips	1,999,627
5,956	Diamondback Energy, Inc.	552,121
		2,877,798
	PHARMACEUTICALS - 4.4%
7,371	Elanco Animal Health, Inc. *	232,408
7,694	Neurocrine Biosciences, Inc. *	549,428
6,992	Sarepta Therapeutics, Inc. *	763,037
21,888	Zoetis, Inc.	1,872,300
		3,417,173
	RETAIL - 13.6%
6,770	Burlington Stores, Inc. *	1,101,276
8,452	Costco Wholesale Corp.	1,721,757
11,849	Dollar General Corp.	1,280,640
27,652	Lowe’s Cos, Inc.	2,553,939
2,855	Lululemon Athletica, Inc. *	347,197
5,009	O’Reilly Automotive, Inc. *	1,724,749
22,635	Restaurant Brands International, Inc.	1,183,810
12,708	Texas Roadhouse, Inc.	758,668
		10,672,036
	SEMICONDUCTORS - 10.0%
12,196	Advanced Micro Devices, Inc. *	225,138
6,568	Broadcom Ltd.	1,670,111
23,480	Maxim Integrated Products, Inc.	1,193,958
32,208	Micron Technology, Inc. *	1,021,960
5,929	Monolithic Power Systems, Inc.	689,246
13,403	NVIDIA Corp.	1,789,300
16,628	NXP Semiconductors NV	1,218,500
		7,808,213
	SOFTWARE - 7.2%
10,619	Fidelity National Information Services, Inc.	1,088,978
22,426	InterXion Holding NV *	1,214,592
14,442	PTC, Inc. *	1,197,242
7,652	ServiceNow, Inc. *	1,362,439
3,243	Ultimate Software Group, Inc. *	794,113
		5,657,364
	TELECOMMUNICATIONS - 0.7%
75,864	Vonage Holdings Corp. *	662,293

Schedule of Investments | Large/Mid Cap Growth Fund
As of December 31, 2018 (Unaudited) (Continued)

Shares		Fair Value

	TRANSPORTATION - 2.6%
13,579	CSX Corp.	$843,663
12,675	JB Hunt Transport Services, Inc.	1,179,282
		2,022,945

	TOTAL COMMON STOCK (Cost $71,703,205)	72,412,456

	MONEY MARKET FUND - 7.7%
6,034,589	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.25% (A)	6,034,589
	(Cost $6,034,589)

	TOTAL INVESTMENTS - 100.0% (Cost $77,737,794)	$78,447,045
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.0%	(36,722)
	NET ASSETS - 100.0%	$78,410,323

*	Non-income producing securities.

(A) Variable rate security; the rate shown represents the yield at December 31, 2018.

Schedule of Investments | Small Cap Value Fund
As of December 31, 2018 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 86.2%
	AEROSPACE/DEFENSE - 2.3%
52,180	Kaman Corp.	$2,926,776

	APPAREL - 2.0%
36,045	Oxford Industries, Inc.	2,560,637

	AUTO PARTS & EQUIPMENT - 4.4%
80,420	Douglas Dynamics, Inc.	2,886,274
34,840	Gentherm, Inc. *	1,392,903
58,129	Methode Electronics, Inc.	1,353,824
		5,633,001
	BANKS - 16.2%
77,539	Columbia Banking System, Inc.	2,813,890
37,935	Glacier Bancorp, Inc.	1,502,985
81,230	Great Western Bancorp, Inc.	2,538,437
128,350	Hanmi Financial Corp.	2,528,495
99,244	Heritage Commerce Corp.	1,125,427
73,434	Legacy Texas Financial Group, Inc.	2,356,497
84,310	Renasant Corp.	2,544,476
77,995	ServisFirst Bancshares, Inc.	2,485,701
44,070	South State Corp.	2,641,996
		20,537,904
	BUILDING MATERIALS - 6.5%
41,061	Apogee Enterprises, Inc.	1,225,671
103,096	Continental Building Products, Inc. *	2,623,793
136,624	Summit Materials, Inc. - Class A *	1,694,138
102,006	Universal Forest Products, Inc.	2,648,076
		8,191,678
	CHEMICALS - 2.1%
42,631	Innospec, Inc.	2,632,891

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
35,540	Houlihan Lokey, Inc.	1,307,872

	ELECTRICAL COMPONENTS & EQUIPMENT - 2.2%
45,178	Novanta, Inc. *	2,846,214

	ELECTRONICS - 1.2%
20,765	OSI Systems, Inc. *	1,522,074

	ENGINEERING & CONSTRUCTION - 2.0%
57,955	Comfort Systems USA, Inc.	2,531,474

	FOOD - 5.2%
237,455	Hostess Brands, Inc. *	2,597,758
17,318	J & J Snack Foods Corp.	2,504,010
90,975	Nomad Foods Ltd. *	1,521,102
		6,622,870
	GAS - 1.1%
48,070	South Jersey Industries, Inc.	1,336,346

	HEALTHCARE - PRODUCTS - 2.3%
45,236	CONMED Corp.	2,904,151

	HOME BUILDERS - 2.0%
77,034	Installed Building Products, Inc. *	2,595,275

Schedule of Investments | Small Cap Value Fund
As of December 31, 2018 (Unaudited) (Continued)

Shares		Fair Value

	INSURANCE - 4.7%
22,080	Argo Group International Holdings Ltd	$1,484,880
32,307	Employers Holdings, Inc.	1,355,925
32,460	Mercury General Corp.	1,678,507
17,397	Safety Insurance Group, Inc.	1,423,249
		5,942,561
	MACHINERY - 4.5%
20,537	Alamo Group, Inc.	1,587,921
43,629	Albany International Corp. - Class A	2,723,758
47,900	Columbus McKinnon Corp.	1,443,706
		5,755,385
	MISCELLANEOUS MANUFACTURER - 1.1%
66,139	Lydall, Inc. *	1,343,283

	OFFICE FURNISHINGS - 4.3%
187,280	Interface, Inc.	2,668,740
165,060	Knoll, Inc.	2,720,189
		5,388,929
	OIL & GAS - 6.7%
391,015	Callon Petroleum Co. *	2,537,687
217,161	Jagged Peak Energy, Inc. *	1,980,508
40,180	Penn Virginia Corp. *	2,172,131
386,667	SRC Energy, Inc. *	1,817,335
		8,507,661
	OIL & GAS SERVICES - 1.5%
153,935	ProPetro Holding Corp. *	1,896,479

	RETAIL - 5.3%
81,033	BJ’s Wholesale Club Holdings, Inc. *	1,795,691
153,435	Bloomin’ Brands, Inc.	2,744,952
24,464	Children’s Place, Inc.	2,203,962
		6,744,605
	SAVINGS & LOANS - 1.9%
91,348	Berkshire Hills Bancorp, Inc.	2,463,656

	SEMICONDUCTORS - 1.6%
79,640	Brooks Automation, Inc.	2,084,975

	SOFTWARE - 1.9%
39,140	Omnicell, Inc. *	2,396,934

	TELECOMMUNICATIONS - 2.2%
276,765	Viavi Solutions, Inc. *	2,781,488

	TOTAL COMMON STOCK (Cost $125,959,580)	109,455,119

	REITs - 13.5%
100,328	Americold Realty Trust	2,562,377
78,625	Columbia Property Trust, Inc.	1,521,394
170,109	Easterly Government Properties, Inc.	2,667,309
56,842	PotlatchDeltic Corp.	1,798,481
152,510	Ramco-Gershenson Properties Trust	1,822,494
110,095	STAG Industrial, Inc.	2,739,164
273,742	Summit Hotel Properties, Inc.	2,663,510
38,323	Terreno Realty Corp.	1,347,820
	TOTAL REITs (Cost $19,172,188)	17,122,549

Schedule of Investments | Small Cap Value Fund
As of December 31, 2018 (Unaudited) (Continued)

Shares		Fair Value

	MONEY MARKET FUND - 0.7%
823,655	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.25% (A)	$823,655
	(Cost $823,655)

	TOTAL INVESTMENTS - 100.4% (Cost $145,955,423)	$127,401,323
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.4)%	(484,700)
	NET ASSETS - 100.0%	$126,916,623

*	Non-income producing securities.

REITs - Real Estate Investment Trust.

(A)	Variable rate security; the rate shown represents the yield at December 31, 2018.

Schedule of Investments | Large/Mid Cap Value Fund
As of December 31, 2018 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 92.8%
	AEROSPACE/DEFENSE - 4.7%
44,050	Curtiss-Wright Corp.	$4,498,386
28,780	General Dynamics Corp.	4,524,504
		9,022,890
	BANKS - 6.4%
97,650	Chemical Financial Corp.	3,574,967
53,900	East West Bancorp, Inc.	2,346,267
104,360	First Hawaiian, Inc.	2,349,144
98,815	Western Alliance Bancorp *	3,902,204
		12,172,582
	BUILDING MATERIALS - 1.7%
51,900	Eagle Materials, Inc.	3,167,457

	CHEMICALS - 3.4%
16,300	Sherwin-Williams Co.	6,413,398

	COMPUTERS - 2.5%
80,785	Amdocs Ltd.	4,732,385

	DIVERSIFIED FINANCIAL SERVICES - 3.3%
84,870	Intercontinental Exchange, Inc.	6,393,257

	ELECTRIC - 6.2%
116,440	CMS Energy Corp.	5,781,246
55,800	DTE Energy Co.	6,154,740
		11,935,986
	ELECTRIC COMPONENTS & EQUIPMENT - 3.2%
48,530	Energizer Holdings, Inc.	2,191,130
40,500	Hubbell, Inc.	4,023,270
		6,214,400
	ELECTRONICS - 14.2%
70,740	Amphenol Corp. - Class A	5,731,355
96,800	Avnet, Inc.	3,494,480
102,450	FLIR Systems, Inc.	4,460,673
36,245	Honeywell International, Inc.	4,788,689
121,500	nVent Electric PLC	2,728,890
75,900	PerkinElmer, Inc.	5,961,945
		27,166,032
	ENVIRONMENTAL CONTROL - 1.6%
78,500	Pentair PLC	2,965,730

	FOOD - 7.5%
130,890	Flowers Foods, Inc.	2,417,538
49,990	JM Smucker Co.	4,673,565
52,300	McCormick & Co., Inc.	7,282,252
		14,373,355
	HEALTHCARE - PRODUCTS - 5.5%
79,800	Dentsply Sirona, Inc.	2,969,358
114,800	Patterson Companies, Inc.	2,256,968
49,730	STERIS PLC	5,313,651
		10,539,977
	INSURANCE - 6.4%
86,500	Arthur J. Gallagher & Co.	6,375,050
27,220	Everest Re Group Ltd.	5,927,427
		12,302,477
	MEDIA - 2.5%
5,832	Cable One, Inc.	4,782,823

	MISCELLANEOUS MANUFACTURING - 1.2%
34,750	Eaton Corp. PLC	2,385,935

Schedule of Investments | Large/Mid Cap Value Fund
As of December 31, 2018 (Unaudited) (Continued)

Shares		Fair Value

	OIL & GAS - 5.8%
45,500	Diamondback Energy, Inc.	$4,217,850
50,585	EOG Resources, Inc.	4,411,518
42,100	Marathon Petroleum Corp.	2,484,321
		11,113,689
	OIL & GAS SERVICES - 0.6%
46,305	Halliburton Co.	1,230,787

	RETAIL - 3.8%
15,390	Advance Auto Parts, Inc.	2,423,309
49,900	Genuine Parts Co.	4,791,398
		7,214,707
	SEMICONDUCTORS - 6.2%
51,200	KLA - Tencor Corp.	4,581,888
16,500	Lam Research Corp.	2,246,805
100,800	Maxim Integrated Products, Inc.	5,125,680
		11,954,373
	SOFTWARE - 1.5%
29,650	Broadridge Financial Solutions, Inc.	2,853,812

	TEXTILES - 1.1%
18,800	Mohawk Industries, Inc. *	2,198,848

	TRANSPORTATION - 3.5%
47,900	Union Pacific Corp.	6,621,217

	TOTAL COMMON STOCK (Cost $168,861,886)	177,756,117

	REITs - 6.3%
28,825	Public Storage	5,834,468
36,925	Simon Property Group, Inc.	6,203,031
	TOTAL REITs (Cost $13,477,918)	12,037,499

	MONEY MARKET FUND - 0.9%
1,786,608	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.25% (A)	1,786,608
	(Cost $1,786,608)

	TOTAL INVESTMENTS - 100.0% (Cost $184,126,412)	$191,580,224
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.0%	(82,433)
	NET ASSETS - 100.0%	$191,497,791

*	Non-income producing securities.

PLC - Public Limited Co.

REITs - Real Estate Investment Trust.

(A)	Variable rate security; the rate shown represents the yield at December 31, 2018.

Schedule of Investments | Fixed Income Fund
As of December 31, 2018 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS & NOTES - 97.7%
	CORPORATE BONDS - 34.4%
$1,000,000	ABB Finance USA, Inc.	2.875	5/8/2022	$985,134
1,000,000	Abbvie, Inc.	3.200	5/14/2026	928,279
1,000,000	American Electric Power	3.200	11/13/2027	950,317
500,000	Analog Devices, Inc.	3.900	12/15/2025	491,410
1,000,000	Aptiv Corp.	4.150	3/15/2024	1,002,106
1,000,000	Boardwalk Pipelines LP	5.750	9/15/2019	1,011,940
1,000,000	Broadridge Financial Solutions, Inc.	3.400	6/27/2026	952,965
1,000,000	Buckeye Partners LP	3.950	12/1/2026	879,956
1,000,000	Canadian Pacific RR Co.	2.900	2/1/2025	958,848
1,000,000	CBOE Holdings, Inc.	3.650	1/12/2027	974,277
1,000,000	Celgene Corp.	3.875	8/15/2025	964,049
1,000,000	Columbia Pipeline Group, Inc.	4.500	6/1/2025	1,008,547
1,000,000	CSX Corp.	3.250	6/1/2027	942,568
500,000	Digital Realty Trust LP	3.700	8/15/2027	472,767
500,000	Dollar General Corp.	4.125	5/1/2028	486,208
750,000	Eaton Corp.	2.750	11/2/2022	730,101
1,000,000	Enable Midstream Partners LP	3.900	5/15/2024	960,382
750,000	Husky Energy, Inc.	3.950	4/15/2022	754,436
906,076	John Sevier Combined Cycle Generation LLC	4.626	1/15/2042	963,353
750,000	Johnson Controls, Inc.	5.000	3/30/2020	765,888
1,000,000	Kennametal, Inc.	3.875	2/15/2022	997,243
800,000	LYB International Finance BV	4.000	7/15/2023	804,663
1,500,000	NiSource Finance Corp.	3.490	5/15/2027	1,433,931
1,000,000	Nutrien Ltd.	4.000	12/15/2026	976,621
1,000,000	Phillips 66	3.605	2/15/2025	962,037
1,000,000	Stanley Black & Decker, Inc.	2.900	11/1/2022	982,974
700,000	Sunoco Logistics Partners LP	4.250	4/1/2024	679,801
1,200,000	Ventas Realty LP/CAP Corp.	3.250	8/15/2022	1,186,747
1,000,000	Zimmer Biomet Holdings, Inc.	2.700	4/1/2020	990,757
	TOTAL CORPORATE BONDS (Cost $27,026,947)			26,198,305

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 63.3%
	GOVERNMENT MORTGAGE-BACKED SECURITIES - 26.1%
583,421	GNMA Pool 783060	4.000	8/15/2040	601,840
264,106	GNMA Pool 783403	3.500	9/15/2041	267,329
319,901	GNMA Pool G2 4520	5.000	8/20/2039	339,862
395,051	GNMA Pool G2 4947	5.000	2/20/2041	418,063
1,076,163	GNMA Pool G2 MA3376	3.500	1/20/2046	1,085,272
760,396	GNMA Pool G2 MA3596	3.000	4/20/2046	750,630
1,946,833	GNMA Pool G2 MA3663	3.500	5/20/2046	1,962,113
909,227	GNMA Pool G2 MA3735	3.000	6/20/2046	896,990
715,419	GNMA Pool G2 MA3736	3.500	6/20/2046	720,924
1,158,428	GNMA Pool G2 MA4004	3.500	10/20/2046	1,166,629
807,197	GNMA Pool G2 MA4509	3.000	6/20/2047	795,660
1,099,272	GNMA Pool G2 MA4652	3.500	8/20/2047	1,106,916
1,498,323	GNMA Pool G2 MA4719	3.500	9/20/2047	1,508,742
1,513,033	GNMA Pool G2 MA4778	3.500	10/20/2047	1,523,554
1,336,455	GNMA Pool G2 MA4901	4.000	12/20/2047	1,369,969
1,245,966	GNMA Pool G2 MA4963	4.000	1/20/2048	1,277,210
1,280,034	GNMA Pool G2 MA5529	4.500	10/20/2048	1,325,980
1,282,476	GNMA Pool G2 MA5596	4.500	11/20/2048	1,328,858
1,420,000	GNMA Pool G2 MA5652	4.500	12/20/2048	1,472,399
	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $20,373,585)			19,918,940

Schedule of Investments | Fixed Income Fund
As of December 31, 2018 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	GOVERNMENT NOTES & BONDS - 37.2%
$4,730,000	United States Treasury Note	3.125	5/15/2021	$4,801,689
10,915,000	United States Treasury Note	2.125	6/30/2022	10,787,942
5,935,000	United States Treasury Note	2.250	11/15/2024	5,834,615
3,000,000	United States Treasury Note	2.000	8/15/2025	2,893,066
1,000,000	United States Treasury Note	1.625	2/15/2026	936,367
2,500,000	United States Treasury Note	4.500	2/15/2036	3,082,520
	TOTAL GOVERNMENT NOTES & BONDS (Cost $28,957,273)			28,336,199

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $49,330,858)			48,255,139

	TOTAL BONDS AND NOTES (Cost $76,357,805)			74,453,444

Shares
	MONEY MARKET FUND - 1.8%
1,369,243	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.25% (A)			1,369,243
	(Cost $1,369,243)

	TOTAL INVESTMENTS - 99.5% (Cost $77,727,048)			$75,822,687
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.5%			348,878
	NET ASSETS - 100.0%			$76,171,565

GNMA - Government National Mortgage Association.

LLC - Limited Liability Company.

LP - Limited Partnership.

(A)	Variable rate security; the rate shown represents the yield at December 31, 2018.

Schedule of Investments | High Yield Bond Fund
As of December 31, 2018 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 94.4%
$1,000,000	Adient Global Holdings Ltd. (A)	4.875	8/15/2026	$770,000
1,000,000	Alliance Resource Finance Corp. (A)	7.500	5/1/2025	1,006,250
500,000	Amsted Industries, Inc. (A)	5.000	3/15/2022	488,750
500,000	Amsted Industries, Inc. (A)	5.375	9/15/2024	473,750
1,000,000	Ashtead Capital, Inc. (A)	4.125	8/15/2025	920,000
950,000	B&G Foods, Inc.	5.250	4/1/2025	887,063
750,000	BBA US Holdings, Inc. (A)	5.375	5/1/2026	712,493
500,000	Braskem Finance, Ltd.	6.450	2/3/2024	526,880
500,000	BWX Technologies, Inc. (A)	5.375	7/15/2026	483,600
500,000	Cascades, Inc. (A)	5.500	7/15/2022	490,000
500,000	Cemex Finance LLC (A)	6.000	4/1/2024	498,120
500,000	Centene Corp.	4.750	1/15/2025	478,750
600,000	Community Health Systems, Inc.	6.250	3/31/2023	547,530
250,000	Crestwood Midstream Finance Corp.	5.750	4/1/2025	233,125
1,000,000	CyrusOne Finance Corp.	5.000	3/15/2024	982,500
1,000,000	Dana, Inc.	5.500	12/15/2024	935,000
750,000	DaVita HealthCare Partners, Inc.	5.000	5/1/2025	683,438
500,000	DCP Midstream, LLC, 3 mo. LIBOR + 3.85% (A) (B)	5.850	5/21/2043	402,500
1,000,000	Delphi Jersey Holdings PLC (A)	5.000	10/1/2025	842,500
1,000,000	Equinix, Inc.	5.375	5/15/2027	980,000
750,000	FMG Resources (A)	5.125	5/15/2024	692,812
750,000	Gartner, Inc. (A)	5.125	4/1/2025	729,847
500,000	Genesis Energy LP	6.750	8/1/2022	490,000
750,000	Geo Group, Inc.	5.125	4/1/2023	677,812
500,000	Gibraltar Industries, Inc.	6.250	2/1/2021	501,150
500,000	Global Partners LP/ Global Finance Corp.	6.250	7/15/2022	475,000
1,000,000	Goodyear Tire & Rubber Co.	4.875	3/15/2027	881,250
500,000	Hanesbrands, Inc. (A)	4.875	5/15/2026	453,125
500,000	IHS Markit Ltd. (A)	4.750	2/15/2025	493,125
600,000	Ingevity Corp. (A)	4.500	2/1/2026	544,500
100,000	Itron, Inc. (A)	5.000	1/15/2026	91,750
750,000	Jagged Peak Energy LLC (A)	5.875	5/1/2026	701,250
500,000	Kaiser Aluminum Corp.	5.875	5/15/2024	490,000
1,000,000	Koppers, Inc. (A)	6.000	2/15/2025	885,000
500,000	Magnolia Oil Gas (A)	6.000	8/1/2026	485,000
1,000,000	Millicom International Cellular SA (A)	5.125	1/15/2028	895,000
1,000,000	MPT Operating Partnership LP	5.250	8/1/2026	947,500
500,000	MSCI, Inc. (A)	5.375	5/15/2027	490,625
500,000	Newmark Group, Inc. (A)	6.125	11/15/2023	492,852
500,000	NGL Energy Partners LP	6.125	3/1/2025	432,500
1,000,000	Nova Chemicals Corp. (A)	5.250	6/1/2027	888,750
250,000	NRG Energy, Inc.	7.250	5/15/2026	260,312
1,000,000	NuStar Logistics LP	5.625	4/28/2027	936,250
850,000	Olin Corp.	5.125	9/15/2027	786,250
500,000	Parsley Finance Corp. (A)	5.250	8/15/2025	455,000
1,000,000	PBF Finance Corp.	7.250	6/15/2025	945,000
1,000,000	Plastipak Holdings, Inc. (A)	6.250	10/15/2025	890,000
500,000	QTS LP (A)	4.750	11/15/2025	470,000
1,000,000	Reynolds Group Issuer, Inc. (A)	5.125	7/15/2023	953,750
750,000	Scotts Miracle-Gro Co.	5.250	12/15/2026	684,375
500,000	SemGroup LP	5.625	7/15/2022	473,750
500,000	SemGroup LP	6.375	3/15/2025	463,750
1,000,000	Standard Industries, Inc. (A)	5.000	2/15/2027	877,500
500,000	Steel Dynamics, Inc.	5.250	4/15/2023	495,000
1,000,000	Suburban Propane Partners LP	5.875	3/1/2027	890,000
1,000,000	Summit Midstream Holdings LLC	5.750	4/15/2025	925,000

Schedule of Investments | High Yield Bond Fund
As of December 31, 2018 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 94.4% (Cont.)
$500,000	Targa Resources Partners LP	4.250	11/15/2023	$464,375
500,000	Targa Resources Partners LP	5.375	2/1/2027	471,250
500,000	Teleflex, Inc.	4.875	6/1/2026	480,000
750,000	Tenet Healthcare Corp.	4.375	10/1/2021	729,375
750,000	TRI Pointe Group, Inc.	5.875	6/15/2024	672,188
1,000,000	TTM Technologies, Inc. (A)	5.625	10/1/2025	932,500
750,000	United Rentals North America, Inc.	4.875	1/15/2028	660,000
500,000	Valvoline, Inc.	4.375	8/15/2025	460,625
500,000	Valvoline, Inc.	5.500	7/15/2024	490,000
1,000,000	VeriSign, Inc.	4.625	5/1/2023	987,500
1,000,000	Waste Pro USA, Inc. (A)	5.500	2/15/2026	925,000
325,000	Weekley Finance Corp.	6.000	2/1/2023	305,500
500,000	Weekley Finance Corp.	6.625	8/15/2025	461,250
500,000	Whiting Petroleum Corp.	6.625	1/15/2026	431,250
500,000	WPX Energy, Inc.	5.250	9/15/2024	455,000
250,000	WPX Energy, Inc.	5.750	6/1/2026	227,500
	TOTAL CORPORATE BONDS (Cost $49,108,264)			45,740,347

Shares
	MONEY MARKET FUND - 4.3%
2,060,034	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.25% (C)
	(Cost $2,060,034)			2,060,034

	TOTAL INVESTMENTS - 98.7% (Cost $51,168,298)			$47,800,381
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 1.3%			639,024
	NET ASSETS - 100.0%			$48,439,405

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Co.

(A)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities had a fair value of $20,435,349 and represent 42.2% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(B)	Variable rate security; the interest rate shown reflects the effective rate at December 31, 2018.

(C)	Variable rate security; the rate shown represents the yield at December 31, 2018.

Schedule of Investments | Israel Common Values Fund
As of December 31, 2018 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 96.4%
	AEROSPACE/DEFENSE - 3.4%
16,001	Elbit Systems Ltd.	$1,824,434

	APPAREL - 0.9%
19,500	Delta-Galil Industries Ltd.	482,131

	BANKS - 16.7%
67,500	Bank Hapoalim BM (ADR)	2,092,500
388,000	Bank Leumi Le-Israel BM	2,346,638
62,300	First International Bank Of Israel Ltd. *	1,310,438
632,000	Israel Discount Bank Ltd.	1,955,154
69,000	Mizrahi Tefahot Bank Ltd. *	1,165,895
		8,870,625
	CHEMICALS - 4.8%
6,001	International Flavors & Fragrances, Inc. *	802,154
306,000	Israel Chemicals Ltd.	1,731,960
		2,534,114
	COMPUTERS - 6.0%
12,200	Check Point Software Technologies Ltd. *	1,252,330
17,200	CyberArk Software Ltd. *	1,275,208
6,000	Kornit Digital Ltd. *	112,320
49,210	Matrix IT Ltd.	544,810
		3,184,668
	ELECTRIC - 2.1%
21,500	Ormat Technologies, Inc.	1,124,469

	ELECTRONICS - 4.2%
27,896	Ituran Location and Control Ltd.	894,346
23,400	Orbotech Ltd. *	1,323,036
		2,217,382
	ENERGY-ALTERNATE SOURCES - 0.0% **
6,360	Energix-Renewable Energies Ltd. *	8,140

	ENGINEERING & CONSTRUCTION - 0.3%
86,211	Shikun & Binui Ltd. *	146,294

	FOOD - 6.3%
21,700	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd. *	1,117,302
160,000	Shufersal Ltd.	1,051,181
52,500	Strauss Group Ltd.	1,192,112
		3,360,595
	HOLDING COMPANIES - DIVERSIFIED - 2.7%
45,000	Elco Ltd.	820,098
209,400	Inrom Construction Industries Ltd.	610,814
		1,430,912
	HOME BUILDERS - 1.5%
1,800	Bayside Land Corp.	766,388

	INSURANCE - 6.4%
54,600	Clal Insurance Enterprises Holdings Ltd. *	769,741
165,000	Harel Insurance Investments & Financial Services Ltd.	1,085,796
1,080,000	Migdal Insurance & Financial Holding Ltd. *	920,533
121,000	Phoenix Holdings Ltd. *	615,564
		3,391,634
	LEISURE TIME - 0.9%
86,000	Maytronics Ltd.	491,593

Schedule of Investments | Israel Common Values Fund
As of December 31, 2018 (Unaudited) (Continued)

Shares		Fair Value

	OIL & NATURAL GAS - 8.4%
345,541	Delek Drilling LP	$908,066
3,000	Israel Corp. Ltd.	796,815
32,200	Noble Energy, Inc.	604,072
1,595,000	Oil Refineries Ltd.	761,058
5,900	Paz Oil Co. Ltd.	890,664
737,500	Ratio Oil Exploration 1992 LP *	502,489
		4,463,164
	PHARMACEUTICALS - 1.2%
1,575,013	Novolog Ltd.	471,229
2,200	Taro Pharmaceutical Industries Ltd.	186,208
		657,437
	REAL ESTATE - 7.2%
80,000	Alony Hetz Properties & Investments Ltd.	746,960
176,000	Amot Investments Ltd.	854,390
11,000	Azrieli Group Ltd.	525,457
54,000	Gazit-Globe Ltd.	375,728
332,522	Jerusalem Economy Ltd. *	855,788
11,366	Melisron Ltd.	473,874
		3,832,197
	RETAIL - 2.0%
84,909	Delek Automotive Systems Ltd. *	334,251
34,300	Tadiran Holdings Ltd.	732,492
		1,066,743
	SEMICONDUCTORS - 5.9%
16,200	Mellanox Technologies Ltd. *	1,496,556
48,000	Nova Measuring Instruments Ltd. *	1,093,440
1	Tower Semiconductor Ltd. *	9
36,900	Tower Semiconductor Ltd. *	543,906
		3,133,911
	SOFTWARE - 5.6%
95,783	Magic Software Enterprises Ltd.	730,824
27,455	Pointer Telocation Ltd. *	333,578
43,500	Radware Ltd. *	987,885
48,600	Sapiens International Corp. NV	536,058
9,500	Verint Systems, Inc. *	401,945
		2,990,290
	TELECOMMUNICATIONS - 8.6%
81,000	AudioCodes Ltd.	800,280
69,800	Cellcom Israel Ltd. *	410,424
23,600	Nice Ltd. (ADR) *	2,553,756
73,600	Partner Communications Co. Ltd. *	361,426
13,117	Silicom Ltd. *	458,308
		4,584,194
	TEXTILES - 1.3%
30,300	Fox Wizel Ltd.	687,614

	TOTAL COMMON STOCK (Cost $44,419,950)	51,248,929

Schedule of Investments | Israel Common Values Fund
As of December 31, 2018 (Unaudited) (Continued)

Shares		Fair Value

	MONEY MARKET FUND - 3.8%
1,994,068	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.25% (A)	$1,994,068
	(Cost $1,994,068)

	TOTAL INVESTMENTS - 100.2% (Cost $46,414,018)	$53,242,997
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.2)%	(89,384)
	NET ASSETS - 100.0%	$53,153,613

*	Non-income producing securities.

**	Less than 0.05%.

ADR - American Depositary Receipt.

LP - Limited Partnership.

(A)	Variable rate security; the rate shown represents the yield at December 31, 2018.

Diversification of Assets
Country	% of Net Assets
Israel	92.4%
United States	4.0%
Total	96.4%
Money Market Fund	3.8%
Other Assets Less Liabilities - Net	(0.2)%
Grand Total	100.0%

Schedule of Investments | Defensive Strategies Fund
As of December 31, 2018 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 23.8%
	AGRICULTURE - 0.6%
1,709	Adecoagro SA *	$11,895
1,026	Bunge Ltd.	54,830
3,622	Nutrien Ltd. *	170,234
		236,959
	CHEMICALS - 1.7%
2,755	CF Industries Holdings, Inc.	119,870
2,969	FMC Corp.	219,587
1,952	K+S AG	35,078
5,762	Mosaic Co.	168,308
1,463	Sasol Ltd. (ADR)	42,851
3,811	Sociedad Quimica Y Minera de Chile, SA (ADR)	145,961
		731,655
	ENVIRONMENTAL CONTROL - 0.2%
1,300	Kurita Water Industries Ltd.	31,565
1,279	Pentair PLC	48,321
		79,886
	FOOD - 0.8%
5,133	BRF SA (ADR) *	29,156
680	Cal-Maine Foods, Inc.	28,764
3,205	Darling Ingredients, Inc. *	61,664
269	Fresh Del Monte Produce, Inc.	7,605
1,040	Ingredion, Inc.	95,056
1,900	Megmilk Snow Brand Co. Ltd.	49,303
12,300	Nippon Suisan Kaisha Ltd.	68,835
		340,383
	FOREST PRODUCTS & PAPER - 0.0% **
900	Sumitomo Forestry Co. Ltd.	11,812

	HEALTHCARE - SERVICES - 0.9%
58,900	Brookdale Senior Living, Inc. *	394,630

	IRON/STEEL - 1.4%
1,178	Allegheny Technologies, Inc. *	25,645
1,052	ArcelorMittal (ADR) *	21,745
1,259	Gerdau SA (ADR)	4,734
4,300	Hitachi Metals Ltd.	45,071
5,600	Kobe Steel Ltd.	38,996
2,000	Nippon Steel & Sumitomo Metal Corp.	34,499
762	POSCO (ADR)	41,864
588	Salzgitter AG	17,188
3,654	Severstal PAO (GDR)	49,877
2,055	Steel Dynamics, Inc.	61,732
841	Ternium SA (ADR)	22,791
7,000	Tokyo Steel Manufacturing Co. Ltd.	56,784
4,228	United States Steel Corp.	77,119
6,765	Vale SA (ADR)	89,230
		587,275
	MACHINERY - DIVERSIFIED - 1.4%
1,442	AGCO Corp.	80,276
4,046	CNH Industrial NV	37,264
1,861	Deere & Co.	277,605
14,500	Kubota Corp.	206,369
		601,514
	METAL FABRICATE/HARDWARE - 0.1%
500	Maruichi Steel Tube Ltd. *	15,791
942	Tenaris SA (ADR)	20,084
		35,875
	MINING - 7.8%
3,452	Agnico Eagle Mines Ltd.	139,461
2,967	Alamos Gold, Inc.	10,681

Schedule of Investments | Defensive Strategies Fund
As of December 31, 2018 (Unaudited) (Continued)

Shares		Fair Value

	MINING - 7.8% (Continued)
3,064	Anglo American PLC	$68,205
1,391	Antofagasta PLC	13,875
9,511	Barrick Gold Corp.	128,774
6,952	BHP Billiton Ltd. (ADR)	335,712
234	BHP Billiton PLC (ADR)	9,802
2,352	Cameco Corp. *	26,695
3,247	Cia De Minas Buenaventura (ADR)	52,666
817	Compass Minerals International, Inc.	34,061
3,000	Detour Gold Corp. *	25,326
145	Eramet	10,003
8,498	First Quantum Minerals Ltd.	68,691
1,730	Franco-Nevada Corp.	121,394
21,980	Freeport-McMoRan, Inc.	226,614
24,174	Glencore PLC	89,701
25,830	Gold Fields Ltd. (ADR)	90,922
2,494	Goldcorp, Inc. *	24,441
21,521	Hecla Mining Co.	50,790
9,900	Hudbay Minerals, Inc.	46,825
31,631	IAMGOLD Corp. *	116,402
1,412	KAZ Minerals PLC	9,567
36,641	Kinross Gold Corp. *	118,717
16,000	Lundin Mining Corp.	66,071
3,400	Mitsubishi Materials Corp.	89,714
6,967	MMC Norilsk Nickel PJSC (ADR)	130,701
7,267	Newmont Mining Corp.	251,802
6,874	Pan American Silver Corp.	100,360
3,600	Pretium Resources, Inc. *	30,420
7,430	Rio Tinto PLC (ADR)	360,206
117	Royal Gold, Inc.	10,021
1,948	Southern Copper Corp.	59,940
3,300	Sumitomo Metal Mining Co. Ltd.	88,655
9,143	Teck Resources Ltd.	196,744
1,249	Vedanta Ltd. (ADR)	14,414
7,883	Wheaton Precious Metals Corp. *	153,955
		3,372,328
	MISCELLANEOUS MANUFACTURER - 0.1%
1,043	Harsco Corp. *	20,714

	OIL & GAS - 7.0%
268	Anadarko Petroleum Corp.	11,749
4,506	Antero Resources Corp. *	42,311
2,136	Apache Corp.	56,070
21,100	ARC Resources Ltd	125,135
2,514	Cabot Oil & Gas Corp.	56,188
4,417	Callon Petroleum Co. *	28,666
5,800	Canadian Natural Resources Ltd.	139,954
13,966	Cenovus Energy, Inc.	98,165
1,323	Centennial Resource Development, Inc. *	14,579
901	Chesapeake Energy Corp. *	1,892
370	Cimarex Energy Co.	22,811
69	Concho Resources, Inc. *	7,093
876	ConocoPhillips	54,619
2,504	Continental Resources, Inc. *	100,636
20,700	Crescent Point Energy Corp.	62,746
3,890	Devon Energy Corp.	87,681
319	Diamondback Energy, Inc.	29,571
1,026	Ecopetrol SA (ADR)	16,293
1,870	Encana Corp.	10,809
17,000	Enerplus Corp.	132,186
1,233	Ensco PLC - Class A	4,390

Schedule of Investments | Defensive Strategies Fund
As of December 31, 2018 (Unaudited) (Continued)

Shares		Fair Value

	OIL & GAS - 7.0% (Continued)
1,962	EOG Resources, Inc.	$171,106
127	EQT Corp.	2,399
1,865	Equinor ASA (ADR)	39,482
587	Helmerich & Payne, Inc.	28,141
628	Hess Corp.	25,434
3,600	Husky Energy, Inc.	37,191
15,200	Inpex Corp.	136,006
2,638	Lukoil PJSC (ADR)	188,564
894	Marathon Oil Corp.	12,820
2,350	Matador Resources Co. *	36,495
151	Murphy Oil Corp.	3,532
393	Newfield Exploration Co. *	5,761
2,548	Noble Energy, Inc.	47,801
392	Novatek OJSC (GDR)	67,032
10,965	Oasis Petroleum, Inc. *	60,636
435	Occidental Petroleum Corp.	26,700
800	Parex Resources, Inc. *	9,577
3,768	Parsley Energy, Inc. *	60,213
861	Patterson-UTI Energy, Inc.	8,911
1,939	PDC Energy, Inc. *	57,705
3,018	Petroleo Brasileiro SA (ADR)	39,264
12,300	Peyto Exploration & Development Corp.	63,760
1,094	Pioneer Natural Resources Co.	143,883
3,059	PrairieSky Royalty Ltd.	39,576
2,659	QEP Resources, Inc. *	14,970
3,069	Range Resources Corp.	29,370
14,357	Rosneft Oil Company (GDR) *	88,726
4,859	Rowan Cos PLC *	40,767
9,000	Seven Generations Energy Ltd. *	73,408
1,829	Southwestern Energy Co. *	6,237
6,100	Suncor Energy, Inc.	170,298
4,900	Tourmaline Oil Corp.	60,918
2,400	Vermillion Energy, Inc.	50,537
14,500	Whitecap Resources, Inc.	46,182
1,925	WPX Energy, Inc. *	21,849
504	YPF SA (ADR)	6,749
		3,025,544
	OIL & GAS SERVICES - 0.9%
1,569	Baker Hughes, Inc.	33,733
682	Core Laboratories NV	40,688
1,006	Dril-Quip, Inc. *	30,210
2,336	Halliburton Co.	62,091
409	National Oilwell Varco, Inc.	10,511
3,327	Oceaneering International, Inc. *	40,257
2,616	Schlumberger Ltd.	94,385
733	TechnipFMC PLC (France)	14,789
3,683	TechnipFMC PLC *	72,113
		398,777
	WATER - 0.9%
459	American States Water Co.	30,771
1,356	American Water Works Co., Inc.	123,084
818	Aqua America, Inc.	27,967
437	California Water Service Group	20,827
8,680	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	70,048
1,505	United Utilities Group PLC	14,111
5,651	Veolia Environnement SA	115,988
		402,796

	TOTAL COMMON STOCK (Cost $12,715,603)	10,240,148

Schedule of Investments | Defensive Strategies Fund
As of December 31, 2018 (Unaudited) (Continued)

Shares				Fair Value

	REITs - 19.6%
6,500	Apartment Investment & Management Co. - Class A			$285,220
2,550	AvalonBay Communities, Inc.			443,827
1,700	Boston Properties, Inc.			191,335
5,300	Brandywine Realty Trust			68,211
8,100	Columbia Property Trust, Inc.			156,735
2,200	Crown Castle International Corp.			238,986
4,900	CubeSmart			140,581
11,200	Duke Realty Corp.			290,080
2,400	EPR Properties			153,672
1,000	Equinix, Inc.			352,560
2,600	Equity Lifestyle Properties, Inc.			252,538
6,600	Equity Residential			435,666
754	Essex Property Trust, Inc.			184,888
1,900	Federal Realty Investment Trust			224,276
6,400	HCP, Inc.			178,752
7,800	Hospitality Properties Trust			186,264
3,700	Hudson Pacific Properties, Inc.			107,522
8,400	Invitation Homes, Inc.			168,672
1,800	Kilroy Realty Corp.			113,184
1,508	Mid-America Apartment Communities, Inc.			144,315
1,500	National Health Investors, Inc.			113,310
4,000	National Retail Properties, Inc.			194,040
998	PotlatchDeltic Corp.			31,577
8,266	Prologis, Inc.			485,380
2,000	PS Business Parks, Inc.			262,000
800	Public Storage			161,928
2,233	Rayonier, Inc.			61,832
3,100	Regency Centers Corp.			181,908
7,352	RLJ Lodging Trust			120,573
4,000	Sabra Health Care REIT, Inc.			65,920
4,329	Simon Property Group, Inc.			727,229
1,450	SL Green Realty Corp.			114,666
2,700	Spirit Realty Capital, Inc.			95,175
8,100	Store Capital Corp.			229,311
9,800	UDR, Inc.			388,276
4,100	Vornado Realty Trust			254,323
4,500	Weingarten Realty Investors			111,645
6,800	Welltower, Inc.			471,988
1,726	Weyerhaeuser Co.			37,730
	TOTAL REITS (Cost $8,280,159)			8,426,095

Principal		Coupon Rate %	Maturity
	BONDS & NOTES - 30.9%
	COPORATE BONDS - 2.1%
$400,000	LYB International Finance BV	4.000	7/15/2023	402,331
500,000	Welltower, Inc.	3.750	3/15/2023	499,575
	TOTAL CORPORATE BONDS (Cost $893,757)			901,906

	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 28.8%
2,292,847	TIPS	0.125	4/15/2022	2,218,837
1,403,533	TIPS	0.625	1/15/2024	1,381,987
1,341,590	TIPS	2.375	1/15/2025	1,450,960
1,210,414	TIPS	2.000	1/15/2026	1,292,225
1,316,689	TIPS	2.375	1/15/2027	1,453,997
1,146,754	TIPS	1.750	1/15/2028	1,218,576
1,148,403	TIPS	2.500	1/15/2029	1,308,164
1,772,571	TIPS	2.125	2/15/2041	2,097,671
	TOTAL TREASURY INFLATION PROTECTED SECURITIES (TIPS) (Cost $12,831,604)			12,422,417

	TOTAL BONDS AND NOTES (Cost $13,725,361)			13,324,323

Schedule of Investments | Defensive Strategies Fund
As of December 31, 2018 (Unaudited) (Continued)

		Fair Value

Ounces
	ALTERNATIVE INVESTMENTS - 22.2%
6,744	Gold Bars *	$8,648,763
57,827	Silver Bars *	896,026
	TOTAL ALTERNATIVE INVESTMENTS (Cost $8,900,255)	9,544,789

Shares
	MONEY MARKET FUND - 3.1%
1,333,097	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.25% (A)	1,333,097
	(Cost $1,333,097)

	TOTAL INVESTMENTS - 99.6% (Cost $44,954,475)	$42,868,452
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.4%	152,769
	NET ASSETS - 100.0%	$43,021,221

*	Non-income producing securities/investments.

**	Less than 0.05%.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

PLC - Public Limited Co.

REITs - Real Estate Investment Trust.

(A)	Variable rate security; the rate shown represents the yield at December 31, 2018.

Schedule of Investments | Strategic Growth Fund
As of December 31, 2018 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS - 96.7% (A)
256,459	Timothy Plan Aggressive Growth Fund	$1,749,051
396,189	Timothy Plan Defensive Strategies Fund	4,183,753
299,098	Timothy Plan Emerging Markets Fund	2,419,707
186,024	Timothy Plan Fixed Income Fund	1,839,778
333,446	Timothy Plan Growth & Income Fund	3,227,762
266,477	Timothy Plan High Yield Bond Fund	2,281,041
803,872	Timothy Plan International Fund	6,487,246
119,361	Timothy Plan Israel Common Values Fund	1,696,126
448,554	Timothy Plan Large/Mid Cap Growth Fund	3,269,957
230,616	Timothy Plan Large/Mid Cap Value Fund	3,636,807
132,219	Timothy Plan Small Cap Value Fund	1,870,896
	TOTAL MUTUAL FUNDS (Cost $35,347,642)	32,662,124

	MONEY MARKET FUND - 3.5%
1,183,780	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.25% (B)	1,183,780
	(Cost $1,183,780)

	TOTAL INVESTMENTS - 100.2% (Cost $36,531,422)	$33,845,904
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.2)%	(70,661)
	NET ASSETS - 100.0%	$33,775,243

(A)	Affiliated Funds - Class A.

(B)	Variable rate security; the rate shown represents the yield at December 31, 2018.

Schedule of Investments | Conservative Growth Fund
As of December 31, 2018 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS - 97.4% (A)
249,774	Timothy Plan Aggressive Growth Fund	$1,703,458
486,377	Timothy Plan Defensive Strategies Fund	5,136,143
257,508	Timothy Plan Emerging Markets Fund	2,083,243
1,220,783	Timothy Plan Fixed Income Fund	12,073,544
446,571	Timothy Plan Growth & Income Fund	4,322,802
356,880	Timothy Plan High Yield Bond Fund	3,054,892
579,695	Timothy Plan International Fund	4,678,141
111,894	Timothy Plan Israel Common Values Fund	1,590,010
450,519	Timothy Plan Large/Mid Cap Growth Fund	3,284,283
238,641	Timothy Plan Large/Mid Cap Value Fund	3,763,373
147,559	Timothy Plan Small Cap Value Fund	2,087,951
	TOTAL MUTUAL FUNDS (Cost $46,590,184)	43,777,840

	MONEY MARKET FUND - 2.7%
1,200,177	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.25% (B)	1,200,177
	(Cost $1,200,177)

	TOTAL INVESTMENTS - 100.1% (Cost $47,790,361)	$44,978,017
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1)%	(53,637)
	NET ASSETS - 100.0%	$44,924,380

(A)	Affiliated Funds - Class A.

(B)	Variable rate security; the rate shown represents the yield at December 31, 2018.

Schedule of Investments | Emerging Markets Fund
As of December 31, 2018 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 70.2%
	AEROSPACE/DEFENSE - 3.9%
33,706	Embraer SA (ADR)	$745,914

	AGRICULTURE - 1.5%
42,566	Adecoagro SA *	296,259

	APPAREL - 1.8%
111,500	Yue Yuen Industrial Holdings Ltd.	356,744

	AUTO MANUFACTURERS - 2.6%
16,724	Kia Motors Corp.	505,107

	AUTO PARTS & EQUIPMENT - 2.7%
2,268	China Yuchai International Ltd.	28,214
2,852	Hyundai Mobis Co. Ltd.	485,643
		513,857
	BANKS - 15.7%
30,638	Absa Group Ltd.	344,654
146,301	AkBank TAS *	188,655
65,501	Banco del Bajio SA (A)	127,185
31,700	Bangkok Bank PCL (NVDR)	197,638
1,529,900	Bank Rakyat Indonesia Persero Tbk PT	388,858
21,200	Hapvida Participacoes E Investimentos SA *	170,661
30,448	Nova Ljubljanska Banka dd (GDR) *	452,834
140,804	Sberbank of Russia	376,488
111,100	Siam Commercial Bank Public Company Limited	455,524
11,134	TBC Bank Group PLC *	215,824
67,379	Turkiye Garanti Bankasi AS	100,817
		3,019,138
	BUILDING MATERIALS - 3.7%
147,702	Cemex SAB de CV (ADR) *	711,924
85,571	Urbi Desarrollos Urbanos SAB de CV *	10,515
		722,439
	COMMERCIAL SERVICES - 7.5%
73,700	Cielo SA	169,049
60,300	Estacio Participacoes SA	369,665
275,506	ITE Group PLC	222,812
88,700	Kroton Educacional SA	202,998
73,700	Mills Estruturas e Servicos de Engenharia SA *	81,387
94,290	Prosegur Cash SA	208,461
2,184	S-1 Corp. *	196,713
		1,451,085
	COMPUTERS - 1.8%
54,000	Asustek Computer, Inc.	354,003

	ELECTRIC - 2.1%
89,500	AES Tiete Energia SA	231,385
13,280	Reliance Infrastructure Ltd. (GDR)	169,984
		401,369
	ELECTRONICS - 1.0%
25,235	Flex Ltd. *	192,038

	ENGINEERING & CONSTRUCTION - 1.6%
988,400	Jasmine Broadband Internet Infrastructure Fund	303,563

	FOOD - 4.3%
109	Binggrae Co. Ltd. *	7,082
502,000	First Pacific Co. Ltd.	193,636
164,900	Marfrig Global Foods SA *	232,305
15,677	X5 Retail Group NV (GDR)	388,476
		821,499

Schedule of Investments | Emerging Markets Fund
As of December 31, 2018 (Unaudited) (Continued)

Shares		Fair Value

	INSURANCE - 1.2%
30,867	Korean Reinsurance Company *	$239,566

	IRON/STEEL - 1.5%
1,301	POSCO	283,333

	MINING - 0.9%
12,804	NAC Kazatomprom JSC (GDR) *	174,288

	MULTI-NATIONAL - 2.1%
23,437	Banco Latinoamericano de Comercio Exterior SA	405,460

	OIL & GAS - 4.5%
1,272	Lukoil PJSC (ADR)	90,745
217,078	Vivo Energy PLC (A)	345,588
32,117	YPF SA (ADR)	430,047
		866,380
	RETAIL - 2.4%
277,900	Bosideng International Holdings Ltd.	52,532
138,500	Lifestyle International Holdings Ltd.	209,802
68,000	Luk Fook Holdings International Ltd.	194,116
		456,450
	SEMICONDUCTORS - 1.5%
8,376	Samsung Electronics Co., Ltd.	290,510

	SOFTWARE - 1.4%
560,000	Chinasoft International Ltd.	278,235

	TELECOMMUNICATIONS - 4.3%
27,164	Empresa Nacional de Telecomunicaciones SA *	210,642
55,991	Mobile TeleSystems PJSC *	191,204
3,074,175	XL Axiata TBK PT *	422,752
		824,598
	TEXTILES - 0.2%
110,500	Weiqiao Textile Co.	37,401

	TOTAL COMMON STOCK (Cost $16,701,846)	13,539,236

	PREFERRED STOCK - 7.8%
17,700	Cia Brasileira de Distribuicao	369,824
23,681	Cia Paranaense de Energia *	186,662
943,717	Grupo Aval Acciones y Valores SA	284,786
33,200	Petroleo Brasileiro SA *	194,279
836,971	Surgutneftegas OJSC *	468,222
	TOTAL PREFERRED STOCK (Cost $1,538,376)	1,503,773

	REITs - 8.1%
1,102,377	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	310,826
443,043	Fibra Uno Administracion SA de CV	491,551
286,350	Macquarie Mexico Real Estate Management SA de CV (A)	256,634
420,201	PLA Administradora Industrial S de RL de CV	498,854
	TOTAL REITs (Cost $2,553,956)	1,557,865

	MONEY MARKET FUND - 14.0%
2,701,723	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.25% (B)
	(Cost $2,701,723)	2,701,723

	TOTAL INVESTMENTS - 100.1% (Cost $23,495,901)	$19,302,597
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1)%	(23,216)
	NET ASSETS - 100.0%	$19,279,381

*	Non-income producing securities.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

NVDR - Non-Voting Depositary Receipt.

PLC - Public Limited Co.

REITs - Real Estate Investment Trust.

(A)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities had a fair value of $729,401 and represent 3.8% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(B)	Variable rate security; the rate shown represents the yield at December 31, 2018.

Schedule of Investments | Emerging Markets Fund
As of December 31, 2018 (Unaudited) (Continued)

Diversification of Assets
Country	% of Net Assets
Brazil	15.3%
Mexico	10.9%
South Korea	10.4%
Russia	7.9%
Hong Kong	5.2%
Thailand	5.0%
Indonesia	4.2%
Argentina	3.8%
Turkey	3.1%
Britain	2.9%
Slovenia	2.4%
Panama	2.1%
Taiwan	1.8%
South Africa	1.8%
China	1.6%
Colombia	1.5%
Georgia	1.1%
Chile	1.1%
Spain	1.1%
United States	1.0%
Kazakhstan	0.9%
India	0.9%
Singapore	0.1%
Total	86.1%
Money Market Fund	14.0%
Other Assets in Excess of Liabilities - Net	(0.1)%
Grand Total	100.0%

Schedule of Investments | Growth & Income Fund
As of December 31, 2018 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 36.3%
	AIRLINES - 0.7%
4,335	SkyWest, Inc.	$192,777

	APPAREL - 1.0%
2,410	Deckers Outdoor Corp. *	308,360

	AUTO PARTS & EQUIPMENT - 3.6%
5,255	Allison Transmission Holdings, Inc.	230,747
3,805	BorgWarner, Inc.	132,186
8,400	Dana, Inc.	114,492
2,225	Lear Corp.	273,364
18,445	Meritor, Inc. *	311,905
		1,062,694
	BIOTECHNOLOGY - 0.5%
8,125	Exelixis, Inc. *	159,819

	BUILDING MATERIALS - 2.5%
5,565	Boise Cascade Co.	132,725
11,735	Builders FirstSource, Inc. *	128,029
14,350	Louisiana-Pacific Corp.	318,857
5,760	Norbord, Inc.	153,158
		732,769
	CHEMICALS - 0.5%
6,795	Huntsman Corp.	131,076

	COMMERCIAL SERVICES - 1.7%
2,960	FTI Consulting, Inc. *	197,254
1,220	United Rentals, Inc. *	125,087
11,130	Western Union Co.	189,878
		512,219
	COMPUTERS - 1.8%
2,280	DXC Technology Co.	121,228
5,030	Seagate Technology PLC	194,108
5,810	Western Digital Corp.	214,796
		530,132
	DISTRIBUTION/WHOLESALE - 0.6%
6,035	Triton International Ltd.	187,507

	DIVERSIFIED FINANCIAL SERVICES - 1.6%
15,890	BGC Partners, Inc.	82,151
6,915	OneMain Holdings, Inc. *	167,965
12,040	Santander Consumer USA Holdings, Inc.	211,784
		461,900
	ELECTRIC - 2.0%
3,355	Entergy Corp.	288,765
7,260	NRG Energy, Inc.	287,496
		576,261
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
4,105	Generac Holdings, Inc. *	204,018

	ELECTRONICS - 0.7%
11,890	Vishay Intertechnology, Inc.	214,139

	ENGINEERING & CONSTRUCTION - 0.2%
1,855	ARCOSA, Inc. *	51,365

	HAND/MACHINE TOOLS - 0.5%
4,515	Kennametal, Inc.	150,259

Schedule of Investments | Growth & Income Fund
As of December 31, 2018 (Unaudited) (Continued)

Shares		Fair Value

	HEALTHCARE - SERVICES - 0.8%
2,535	Magellan Health, Inc. *	$144,216
5,420	Tenet Healthcare Corp. *	92,899
		237,115
	HOME BUILDERS - 3.4%
3,055	LGI Homes, Inc. *	138,147
7,103	MDC Holdings, Inc.	199,665
14,145	PulteGroup, Inc.	367,629
5,030	Toll Brothers, Inc.	165,638
12,720	TRI Pointe Group, Inc. *	139,030
		1,010,109
	INSURANCE - 2.8%
9,770	American Equity Investment Life Holding Co.	272,974
21,475	MGIC Investment Corp. *	224,628
14,055	Radian Group, Inc.	229,940
3,850	Unum Group	113,113
		840,655
	IRON/STEEL - 1.1%
26,225	Cleveland-Cliffs, Inc.	201,670
7,340	United States Steel Corp.	133,882
		335,552
	MACHINERY - CONSTRUCTION & MINING - 0.5%
2,475	Oshkosh Corp.	151,742

	MINING - 0.9%
13,650	Freeport-McMoRan, Inc.	140,731
27,120	Hudbay Minerals, Inc. *	128,006
		268,737
	MISCELLANEOUS MANUFACTURER - 0.5%
2,880	Trinseo SA	131,846

	OIL & GAS - 1.1%
64,300	Chesapeake Energy Corp. *	135,030
3,875	HollyFrontier Corp.	198,090
		333,120
	PACKAGING & CONTAINERS - 1.1%
18,255	Owens-Illinois, Inc. *	314,716

	REAL ESTATE - 0.0% **
0	Newmark Group, Inc.	2

	RETAIL - 2.5%
3,385	Group 1 Automotive, Inc.	178,457
10,800	Michaels Companies, Inc. *	146,232
8,915	Qurate Retail Group, Inc. *	174,021
4,455	Rush Enterprises, Inc.	153,608
6,995	Tailored Brands, Inc.	95,412
		747,730
	SEMICONDUCTORS - 2.5%
1,995	KLA-Tencor Corp.	178,533
1,235	Lam Research Corp.	168,170
8,195	Micron Technology, Inc. *	260,027
1,900	MKS Instruments, Inc.	122,759
		729,489
	TRUCKING & LEASING - 0.5%
3,930	AerCap Holdings NV *	155,628

	TOTAL COMMON STOCK (Cost $12,291,363)	10,731,736

Schedule of Investments | Growth & Income Fund
As of December 31, 2018 (Unaudited) (Continued)

Shares				Fair Value

	EXCHANGE TRADED FUNDS - 0.3%
4,490	James Biblically Responsible Investment ETF * (A) (Cost $112,195)			$87,621

	REITs - 1.1%
10,235	New Residential Investment Corp.			145,439
9,765	Xenia Hotels & Resorts, Inc.			167,958
	TOTAL REITs (Cost $367,037)			313,397

Par Value		Coupon Rate (%)	Maturity

	BONDS & NOTES - 53.9%
	GOVERNMENT NOTES, BONDS & AGENCIES - 44.6%
$314,815	Federal Home Loan Banks	3.000	4/18/2031	299,386
500,000	Federal Home Loan Mortgage Corp.	3.100	3/29/2023	500,177
500,000	United States Treasury Note	1.250	1/31/2019	499,574
3,000,000	United States Treasury Note	2.620	1/31/2019	3,000,389
1,500,000	United States Treasury Note	1.250	4/30/2019	1,494,111
2,000,000	United States Treasury Note	2.625	11/15/2020	2,004,180
1,500,000	United States Treasury Note	1.625	8/15/2022	1,455,703
3,000,000	United States Treasury Note	1.750	5/15/2023	2,907,891
1,000,000	United States Treasury Note	3.125	2/15/2042	1,024,141
	TOTAL GOVERNMENT NOTES, BONDS & AGENCIES (Cost $13,286,730)			13,185,552

Principal

	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 9.3%
2,507,980	United States Treasury Note TIPS (Cost $2,874,271)	2.375	1/15/2027	2,769,519

	TOTAL BONDS & NOTES (Cost $16,161,001)			15,955,071

Shares
	MONEY MARKET FUND - 8.2%
2,428,466	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.25% (B)			2,428,466
	(Cost $2,428,466)

	TOTAL INVESTMENTS - 99.8% (Cost $31,360,062)			$29,516,291
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.2%			61,418
	NET ASSETS - 100.0%			$29,577,709

*	Non-income producing securities.

**	Less than 0.05%.

LP - Limited Partnerships.

PLC - Public Limited Company.

REITs - Real Estate Investment Trust.

(A)	Affiliated issuer.

(B)	Variable rate security; the rate shown represents the yield at December 31, 2018.

SCHEDULE OF INVESTMENTS I The Timothy Plan
December 31, 2018 (Unaudited)

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the Underlying Funds. Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, ADRs, REITs, MLPs, ETFs and warrants are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. When market quotations are not readily available, when the Advisor or Sub-Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

Commodities (such as physical metal) are valued at the spot price at 4:00 p.m. E.S.T., as provided by an independent pricing source.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

SCHEDULE OF INVESTMENTS I The Timothy Plan
December 31, 2018 (Unaudited) (Continued)

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government securities, U.S. government agency securities and treasury inflation protected securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor or Sub-Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The Board has delegated to the Advisor and/or Sub-Advisors responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor or Sub-Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Board has adopted written policies and procedures to guide the Advisor and Sub-Advisors with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2018:

Aggressive Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$21,399,443	$—	$—	$21,399,443
REITS	438,969	—	—	438,969
Money Market Fund	2,907,425	—	—	2,907,425
Total	$24,745,837	$—	$—	$24,745,837

International Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$84,056,876	$—	$—	$84,056,876
Money Market Fund	3,073,005	—	—	3,073,005
Total	$87,129,881	$—	$—	$87,129,881

Large/Mid Cap Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$72,412,456	$—	$—	$72,412,456
Money Market Fund	6,034,589	—	—	6,034,589
Total	$78,447,045	$—	$—	$78,447,045

Small Cap Value Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$109,455,119	$—	$—	$109,455,119
REITS	17,122,549	—	—	17,122,549
Money Market Fund	823,655	—	—	823,655
Total	$127,401,323	$—	$—	$127,401,323

SCHEDULE OF INVESTMENTS I The Timothy Plan
December 31, 2018 (Unaudited) (Continued)

Large/Mid Cap Value Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$177,756,117	$—	$—	$177,756,117
REITS	12,037,499	—	—	12,037,499
Money Market Fund	1,786,608	—	—	1,786,608
Total	$191,580,224	$—	$—	$191,580,224

Fixed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$26,198,305	$—	$26,198,305
Government Mortage-Backed Securities	—	19,918,940	—	19,918,940
Government Notes & Bonds	—	28,336,199	—	28,336,199
Money Market Fund	1,369,243	—	—	1,369,243
Total	$1,369,243	$74,453,444	$—	$75,822,687

High Yield Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$45,740,347	$—	$45,740,347
Money Market Fund	2,060,034	—	—	2,060,034
Total	$2,060,034	$45,740,347	$—	$47,800,381

Israel Common Values Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$51,248,929	$—	$—	$51,248,929
Money Market Fund	1,994,068	—	—	1,994,068
Total	$53,242,997	$—	$—	$53,242,997

Defensive Strategies Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$10,240,148	$—	$—	$10,240,148
REITS	8,426,095	—	—	8,426,095
Corporate Bonds	—	901,906	—	901,906
Treasury Inflation Protected Securities (TIPS)	—	12,422,417	—	12,422,417
Alternative Investments *	9,544,789	—	—	9,544,789
Money Market Fund	1,333,097	—	—	1,333,097
Total	$29,544,129	$13,324,323	$—	$42,868,452

* Reflects the fund’s investment in gold and silver.

Strategic Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$32,662,124	$—	$—	$32,662,124
Money Market Fund	1,183,780	—	—	1,183,780
Total	$33,845,904	$—	$—	$33,845,904

SCHEDULE OF INVESTMENTS I The Timothy Plan
December 31, 2018 (Unaudited) (Continued)

Conservative Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$43,777,840	$—	$—	$43,777,840
Money Market Fund	1,200,177	—	—	1,200,177
Total	$44,978,017	$—	$—	$44,978,017

Emerging Markets Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$12,403,661	$1,135,575	$—	$13,539,236
Preferred Stock	1,035,551	468,222	—	1,503,773
REITs	1,557,865	—	—	1,557,865
Money Market Fund	2,701,723	—	—	2,701,723
Total	$17,698,800	$1,603,797	$—	$19,302,597

Growth & Income Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$10,731,736	$—	$—	$10,731,736
Exchange Traded Funds	87,621	—	—	87,621
REITS	313,397	—	—	313,397
Government Notes & Bonds	—	13,185,552	—	13,185,552
Treasury Inflation Protected Securities (TIPS)	—	2,769,519	—	2,769,519
Money Market Fund	2,428,466	—	—	2,428,466
Total	$13,561,220	$15,955,071	$—	$29,516,291

The Funds did not hold any Level 3 securities during the period presented. There were no transfers into or out of Level 1 or Level 2 during the current period presented. It is the Trust’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The identified cost of investments in securities (including written options and short sales) owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2018, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Aggressive Growth	$25,505,965	$2,028,425	$(2,788,553)	$(760,128)
International	91,328,900	6,836,118	(11,035,137)	(4,199,019)
Large/Mid Cap Growth	77,746,120	7,256,208	(6,555,283)	700,925
Small Cap Value	146,519,250	6,204,474	(25,322,401)	(19,117,927)
Large/Mid Cap Value	184,057,607	28,264,420	(20,741,803)	7,522,617
Fixed Income	77,727,048	111,866	(2,016,227)	(1,904,361)
High Yield Bond	51,168,298	35,941	(3,403,858)	(3,367,917)
Israel Common Values	47,913,446	9,477,440	(4,147,889)	5,329,551
Defensive Strategies	45,040,958	1,637,092	(3,809,598)	(2,172,506)
Strategic Growth	36,638,955	180,275	(2,973,326)	(2,793,051)
Conservative Growth	47,906,584	150,062	(3,078,629)	(2,928,567)
Emerging Markets	23,599,440	548,039	(4,844,882)	(4,296,843)
Growth & Income	31,350,590	505,823	(2,340,122)	(1,834,299)

Item 2. Controls and Procedures.

(a)       The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)       There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Timothy Plan Funds

By

*/s/ Arthur D. Ally

Arthur D. Ally, President / Principal Executive Officer, Treasurer / Principal Financial Officer

Date 2/25/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Arthur D. Ally

Arthur D. Ally, President / Principal Executive Officer, Treasurer / Principal Financial Officer

Date 2/25/19